Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions
Management and director fees	$ 986	$ 2,489
Separation benefits	745
Share-based compensation	1,642	5,650
Total	$ 3,373	$ 8,139